JPMORGAN TRUST II
J.P. Morgan Income Funds
JPMorgan Limited Duration Bond Fund
Prospectus dated July 1, 2011 as supplemented
(Class R6 Shares)
Supplement dated May 2, 2012
to the Prospectus dated July 1, 2011, as supplemented
At a special meeting of shareholders held May 2, 2012, the shareholders of the JPMorgan Limited Duration Bond Fund (the “Fund”) approved amending the Fund’s fundamental investment objective. Therefore, the paragraph under “What is the goal of the Fund?” on page 1 of the prospectus is deleted in its entirety and replaced with the following paragraph.
The Fund seeks a high level of current income consistent with low volatility of principal.
In addition, the second paragraph under “What are the Fund’s main investment strategies?” on page 2 of the prospectus is deleted in its entirety and replaced with the following paragraph.
The Fund seeks to maintain a duration of three years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
The paragraph under “The Fund’s Past Performance” on page 3 of the prospectus also is deleted in its entirety and replaced with the following paragraph.
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index, Lipper Short-Intermediate Investment Grade Debt Funds Index and Lipper Short U.S. Government Funds Index. The Lipper indexes are based on the total returns of certain mutual funds within a designated category as determined by Lipper. Unlike the other index, the Lipper indexes include the expenses of the mutual funds included in the indexes. The performance of Class R6 Shares is based on the performance of Select Class Shares prior to the inception of Class R6 Shares. The actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Further, the “Average Annual Total Returns” table on page 4 of the prospectus is deleted in its entirety and replaced with the following table.

AVERAGE ANNUAL TOTAL RETURNS) (For periods ended December 31, 2010)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	10.61%	3.64%	3.59%
Return After Taxes on Distributions	9.53	2.08	2.13
Return After Taxes on Distributions and Sale of Fund Shares	6.87	2.17	2.19
BARCLAYS CAPITAL 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	2.80	4.53	4.34
LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	5.86	4.81	4.67
LIPPER SHORT U.S. GOVERNMENT FUNDS INDEX
(Reflects No Deduction for Taxes)	2.76	3.87	3.57

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

Label	Element	11 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000763852
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2012
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Supplement [Text Block]	jpmt_SupplementTextBlock
JPMORGAN TRUST II
J.P. Morgan Income Funds
JPMorgan Limited Duration Bond Fund
Prospectus dated July 1, 2011 as supplemented
(Class R6 Shares)
Supplement dated May 2, 2012
to the Prospectus dated July 1, 2011, as supplemented
At a special meeting of shareholders held May 2, 2012, the shareholders of the JPMorgan Limited Duration Bond Fund (the “Fund”) approved amending the Fund’s fundamental investment objective. Therefore, the paragraph under “What is the goal of the Fund?” on page 1 of the prospectus is deleted in its entirety and replaced with the following paragraph.
The Fund seeks a high level of current income consistent with low volatility of principal.
In addition, the second paragraph under “What are the Fund’s main investment strategies?” on page 2 of the prospectus is deleted in its entirety and replaced with the following paragraph.
The Fund seeks to maintain a duration of three years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
The paragraph under “The Fund’s Past Performance” on page 3 of the prospectus also is deleted in its entirety and replaced with the following paragraph.
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index, Lipper Short-Intermediate Investment Grade Debt Funds Index and Lipper Short U.S. Government Funds Index. The Lipper indexes are based on the total returns of certain mutual funds within a designated category as determined by Lipper. Unlike the other index, the Lipper indexes include the expenses of the mutual funds included in the indexes. The performance of Class R6 Shares is based on the performance of Select Class Shares prior to the inception of Class R6 Shares. The actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Further, the “Average Annual Total Returns” table on page 4 of the prospectus is deleted in its entirety and replaced with the following table.

AVERAGE ANNUAL TOTAL RETURNS) (For periods ended December 31, 2010)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	10.61%	3.64%	3.59%
Return After Taxes on Distributions	9.53	2.08	2.13
Return After Taxes on Distributions and Sale of Fund Shares	6.87	2.17	2.19
BARCLAYS CAPITAL 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	2.80	4.53	4.34
LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	5.86	4.81	4.67
LIPPER SHORT U.S. GOVERNMENT FUNDS INDEX
(Reflects No Deduction for Taxes)	2.76	3.87	3.57

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Limited Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock
JPMORGAN TRUST II
J.P. Morgan Income Funds
JPMorgan Limited Duration Bond Fund
Prospectus dated July 1, 2011 as supplemented
(Class R6 Shares)
Supplement dated May 2, 2012
to the Prospectus dated July 1, 2011, as supplemented
At a special meeting of shareholders held May 2, 2012, the shareholders of the JPMorgan Limited Duration Bond Fund (the “Fund”) approved amending the Fund’s fundamental investment objective. Therefore, the paragraph under “What is the goal of the Fund?” on page 1 of the prospectus is deleted in its entirety and replaced with the following paragraph.
The Fund seeks a high level of current income consistent with low volatility of principal.
In addition, the second paragraph under “What are the Fund’s main investment strategies?” on page 2 of the prospectus is deleted in its entirety and replaced with the following paragraph.
The Fund seeks to maintain a duration of three years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
The paragraph under “The Fund’s Past Performance” on page 3 of the prospectus also is deleted in its entirety and replaced with the following paragraph.
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index, Lipper Short-Intermediate Investment Grade Debt Funds Index and Lipper Short U.S. Government Funds Index. The Lipper indexes are based on the total returns of certain mutual funds within a designated category as determined by Lipper. Unlike the other index, the Lipper indexes include the expenses of the mutual funds included in the indexes. The performance of Class R6 Shares is based on the performance of Select Class Shares prior to the inception of Class R6 Shares. The actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Further, the “Average Annual Total Returns” table on page 4 of the prospectus is deleted in its entirety and replaced with the following table.

AVERAGE ANNUAL TOTAL RETURNS) (For periods ended December 31, 2010)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	10.61%	3.64%	3.59%
Return After Taxes on Distributions	9.53	2.08	2.13
Return After Taxes on Distributions and Sale of Fund Shares	6.87	2.17	2.19
BARCLAYS CAPITAL 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	2.80	4.53	4.34
LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	5.86	4.81	4.67
LIPPER SHORT U.S. GOVERNMENT FUNDS INDEX
(Reflects No Deduction for Taxes)	2.76	3.87	3.57

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE